Average Annual Total Returns		12 Months Ended	60 Months Ended	65 Months Ended
	Aug. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.56%	15.32%	17.66%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	13.59%	15.90%
First Trust Active Factor Large Cap Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent		17.13%	8.10%	11.28%
Performance Inception Date	Jul. 21, 2020
First Trust Active Factor Large Cap Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.13%	8.10%	11.26%
First Trust Active Factor Large Cap Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.14%	6.39%	9.02%